Trade and other current receivables - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Current Receivables [Line Items]
Trade receivables	€ 4,227	€ 4,023
Other receivables	1,278	1,236
Reclaimable sales tax	582	581
Impairment provision	206	222	€ 278
Current trade receivables
Trade and Other Current Receivables [Line Items]
Impairment provision	179	198
Other current receivables
Trade and Other Current Receivables [Line Items]
Impairment provision	16	11
Non-current trade and other receivables
Trade and Other Current Receivables [Line Items]
Impairment provision	11	13
Discounts due to customers
Trade and Other Current Receivables [Line Items]
Trade receivables	2,587	2,528
Financial asset
Trade and Other Current Receivables [Line Items]
Other receivables	312	256
Non-financial asset
Trade and Other Current Receivables [Line Items]
Other receivables	€ 966	€ 979